Lease liabilities - Reconciliation of the finance lease creditors (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of undiscounted lease payments to net investment in finance lease [abstract]
Beginning balance	£ 2,620	£ 3,161
Additions	196	182
Reversal of lease liability		(193)
Interest element of payments to lease creditors	(156)	(199)
Principal element of payments to lease creditors	(615)	(530)
Interest expense of leases	156	199
Ending balance	£ 2,201	£ 2,620